MML SERIES INVESTMENT FUND II

Supplement dated December 8, 2010 to the

Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information supplements the information found under Principal Investment Strategies beginning on page 20 for the MML High Yield Fund:

Currently, Babson Capital does not expect that the Fund will invest more than 20% of its total assets in bank loans.

The following information supplements the information found under Principal Risks beginning on page 21 for the MML High Yield Fund:

Bank Loans Risk The bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. In the event of insolvency of an agent bank, a loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in connection with the loan. Senior secured bank loans are supported by collateral, however the value of the collateral may be insufficient to cover the amount owed to the Fund.

The following information replaces the information found under Portfolio Manager on page 22 for the MML High Yield Fund:

Portfolio Managers:

Jill A. Fields is a Managing Director and member of Babson Capital’s High Yield Investment Team. She has managed the Fund since its inception.

Sean M. Feeley is a Managing Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since November 2010.

Scott D. Roth is a Managing Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since November 2010.

Jeffrey S. Stewart is a Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since November 2010.

The following information supplements the information found under Principal Investment Strategies on page 40 for the MML Small Cap Equity Fund:

The Fund generally will not invest more than 15% of its total assets in foreign securities.

The following information supplements the information found in the section titled Summary of Principal Risks beginning on page 49:

•	Bank Loans Risk

The risks associated with bank loans are similar to the risks of lower-rated fixed income securities, although bank loans are typically senior and secured in contrast to lower-rated fixed income securities, which are often subordinated and unsecured. In the event of the insolvency of an agent bank (in a syndicated loan, the agent bank is the bank in the syndicate that undertakes the bulk of administrative duties involved in the day-to-day administration of the loan), a loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan (such as processing interest rate calculations, processing draws, etc.). The value of the collateral securing a bank loan may decline after the Fund invests and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund. In addition, collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law, or may be difficult to sell. In the event that a borrower defaults, a Fund’s access to the collateral may be limited by bankruptcy and other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid. As a result, the Fund might not receive payments to which it is entitled.

The following information replaces the information for Jill A. Fields on page 61 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Jill A. Fields

is a Managing Director and member of Babson Capital’s High Yield Investment Team and shares principal responsibility for the day-to-day management of the MML High Yield Fund. Ms. Fields has over 24 years of industry experience and, prior to joining Babson Capital in 1997, was Director of Corporate Bond Research at The Hartford Life Insurance Group, where she was responsible for investment research, trading approval, and credit risk management.

Sean M. Feeley

is a Managing Director, Head of Babson Capital’s High Yield Research Team, and member of Babson Capital’s High Yield Investment Team and shares principal responsibility for the day-to-day management of the MML High Yield Fund. Mr. Feeley, a Chartered Financial Analyst and Certified Public Accountant, has over 21 years of industry experience, and prior to joining Babson Capital in 2003, was employed by Cigna Investment Management in project finance and Credit Suisse in its leveraged finance group.

Scott D. Roth

is a Managing Director and member of Babson Capital’s High Yield Investment Team and shares principal responsibility for the day-to-day management of the MML High Yield Fund. Mr. Roth, a Chartered Financial Analyst, has over 17 years of industry experience and, prior to joining Babson Capital in 2002, was employed by Webster Bank, was a high yield analyst at Times Square Capital Management, and was an underwriter at Chubb Insurance Company.

Jeffrey S. Stewart

is a Director and member of Babson Capital’s High Yield Investment Team and shares principal responsibility for the day-to-day management of the MML High Yield Fund. Mr. Stewart, a Chartered Financial Analyst, has over 17 years of industry experience and, prior to joining Babson Capital in 2008, was employed as a managing director at Piper Jaffray, a senior research analyst at Wachovia Securities, and an equity analyst at Interstate Johnson Lane and J.C. Bradford.

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L8063-10-04

MML SERIES INVESTMENT FUND II

MML High Yield Fund

Supplement dated December 8, 2010 to the

Summary Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information supplements the information found under Principal Investment Strategies:

Currently, Babson Capital does not expect that the Fund will invest more than 20% of its total assets in bank loans.

The following information supplements the information found under Principal Risks:

Bank Loans Risk The bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. In the event of insolvency of an agent bank, a loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in connection with the loan. Senior secured bank loans are supported by collateral, however the value of the collateral may be insufficient to cover the amount owed to the Fund.

The following information replaces the information found under Portfolio Manager:

Portfolio Managers:

Jill A. Fields is a Managing Director and member of Babson Capital’s High Yield Investment Team. She has managed the Fund since its inception.

Sean M. Feeley is a Managing Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since November 2010.

Scott D. Roth is a Managing Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since November 2010.

Jeffrey S. Stewart is a Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since November 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-02

MML SERIES INVESTMENT FUND II

Supplement dated December 8, 2010 to the

Statement of Additional Information dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

The following information supplements the information found in the section titled Additional Investment Policies beginning on page B-3:

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. Alternatively, a Fund may invest in loans through novations, assignments and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan or acquires a participation interest in a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor or participating institution to demand payment and enforce rights under the loan. (There may be one or more assignors or participating institutions prior in time to the Fund.)

Loans in which a Fund may invest are subject generally to the same risks as debt securities in which the Fund may invest. In addition, loans in which a Fund may invest, including bridge loans, are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities, including bridge loans. A significant portion of the loans purchased by a Fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as “leveraged buy-out” transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions.

Loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loans in secondary markets. As a result, a Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. If a Fund only acquires a participation in the loan made by a third party, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan. In addition, a Fund may have to rely on the lender that sold the participation to demand and receive payments in respect of the loans, and to pay those amounts on to the Fund; the Fund will be subject to the risk that the lender that sold the participation may be unwilling or unable to do so. In such a case, the Fund would not likely have any rights over against the borrower directly.

Certain of the loans acquired by a Fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. A Fund may be required to fund such advances at times and in circumstances where the Fund might not otherwise choose to make a loan to the borrower.

The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, a Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. If a secured loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, under legal theories of lender liability, a Fund potentially might be held liable as a co-lender.

The following information replaces similar information found on page B-24 in the second paragraph under the Foreign Securities heading in the section titled Additional Investment Policies:

Generally, the Funds may not invest more than 10% of their respective net assets in the securities of foreign issuers (with the exception of MML China, MML Equity, MML Inflation-Protected and Income, MML Money Market, MML Small Cap Equity and MML Strategic Emerging Markets. MML Small Cap Equity generally will not invest more than 15% of its total assets in foreign securities. MML Inflation-Protected and Income may not invest more than 20% of its net assets in the securities of foreign issuers. MML Equity may not invest more than 25% of its total assets in foreign securities issued by companies or governments of any country, developed or undeveloped. MML Money Market may not invest more than 25% of its net assets in the obligations of foreign issuers, including foreign branches of U.S. banks. MML China and MML Strategic Emerging Markets may invest without limit in foreign securities. Investments in Canadian securities are generally limited to 25% of a Fund’s (with the exception of MML China and MML Strategic Emerging Markets) net assets.

The following information replaces the information for the MML High Yield Fund found on page B-127 in the section titled Appendix C – Additional Portfolio Manager Information:

The portfolio managers of MML High Yield are Jill A. Fields, Sean M. Feeley, Scott D. Roth and Jeffrey S. Stewart.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Jill A. Fields
Registered investment companies**	4	$757,236,488	0	$0
Other pooled investment vehicles	2	$144,348,751	0	$0
Other accounts	9	$3,629,586,424	0	$0

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Sean M. Feeley
Registered investment companies**	1	$156,095,099	0	$0
Other pooled investment vehicles	1	$44,618,573	0	$0
Other accounts	7	$2,125,819,817	0	$0

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Scott D. Roth
Registered investment companies**	1	$156,095,099	0	$0
Other pooled investment vehicles	1	$44,618,573	0	$0
Other accounts	7	$2,125,819,817	0	$0

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Jeffrey S. Stewart
Registered investment companies**	1	$156,095,099	0	$0
Other pooled investment vehicles	1	$44,618,573	0	$0
Other accounts	8	$2,185,426,796	0	$0

*	The information provided is as of October 31, 2010.
**	Does not include MML High Yield.

Ownership of Securities:

As of October 31, 2010, the portfolio managers did not own any shares of MML High Yield.

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SAI L8063-10-05